Issued Capital	12 Months Ended
Apr. 30, 2024
Disclosure of classes of share capital [abstract]
Issued Capital

9. Issued Capital

9.1 Common Shares

The authorized share capital of the Company is comprised of an unlimited number of common shares and an unlimited number of preferred shares issuable in series without par value.

At-the-Market Equity Program

On August 18, 2021, the Company entered into an equity distribution agreement (the "2021 Distribution Agreement") with a syndicate of agents led by BMO Nesbitt Burns Inc., and including BMO Capital Markets Corp., H.C. Wainwright & Co. LLC, Canaccord Genuity Corp., Canaccord Genuity LLC, Paradigm Capital Inc., TD Securities Inc. and TD Securities (USA) LLC (collectively, the "Agents"), for an at-the-market equity program (the "ATM Program").

The 2021 Distribution Agreement allowed the Company to distribute up to US$40 million (or the equivalent in Canadian dollars) of common shares of the Company (the "ATM Shares") under the ATM Program. The ATM Shares were issued by the Company to the public from time to time, through the Agents, at the Company's discretion. The ATM Shares sold under the ATM Program were sold at the prevailing market price at the time of sale. The 2021 Distribution Agreement was terminated on September 1, 2022.

On September 1, 2022, the Company renewed its ATM Program that allowed the Company to distribute up to US$40 million (or the equivalent in Canadian dollars) of ATM Shares to the public from time to time, through the Agents, at the Company's discretion. The ATM Shares sold under the ATM Program were sold at the prevailing market price at the time of sale. Sales of ATM Shares were made pursuant to the terms of an equity distribution agreement dated September 1, 2022 (the "2022 Distribution Agreement"). The 2022 Distribution Agreement was terminated on July 14, 2023.

On August 8, 2023, the Company renewed its ATM Program that allows the Company to distribute up to US$40 million (or the equivalent in Canadian dollars) of ATM Shares to the public from time to time, through the Agents, at the Company's discretion. The ATM Shares sold under the ATM Program, if any, will be sold at the prevailing market price at the time of sale. Sales of ATM Shares will be made pursuant to the terms of an equity distribution agreement dated August 8, 2023 (the "2023 Distribution Agreement").

9. Issued Capital (continued)

9.1 Common Shares (continued)

Unless earlier terminated by the Company or the Agents as permitted therein, the 2023 Distribution Agreement will terminate upon the earlier of (a) the date that the aggregate gross sales proceeds of the ATM Shares sold under the ATM Program reaches the aggregate amount of US$40 million (or the equivalent in Canadian dollars); or (b) September 1, 2024.

During the year ended April 30, 2024, the Company issued 870,910 common shares under the 2023 ATM Program for gross proceeds of $3,534, with aggregate commissions paid or payable to the Agents and other share issue costs of $88.

Public Offering

On October 17, 2023, the Company completed a public offering by way of short form prospectus of 10,205,000 common shares (the "2023 Offered Shares") at a price of US$2.94 per 2023 Offered Share (the "2023 Offering Price") for gross proceeds of $40,948. The Company granted the underwriters an over-allotment option, exercisable at the 2023 Offering Price for a period of 30 days following the closing of the public offering, to purchase up to an additional 1,530,750 common shares. The underwriters did not exercise the over-allotment option and it expired on November 16, 2023. Uranium Energy Corp. ("UEC"), a shareholder and related party of the Company, purchased 1,930,750 common shares, representing approximately 19% of the number of 2023 Offered Shares, under this public offering.

On February 9, 2024, the Company completed a public offering by way of short form prospectus of 6,724,600 common shares (the "2024 Offered Shares") at a price of US$3.40 per 2024 Offered Share (the "2024 Offering Price") for gross proceeds of $30,774. The Company granted the underwriters an over-allotment option, exercisable at the 2024 Offering Price for a period of 30 days following the closing of the public offering, to purchase up to an additional 1,008,690 common shares, which option was not exercised. UEC purchased 1,047,614 common shares, representing approximately 16% of the number of 2024 Offered Shares, under the public offering.

Total share issuance costs incurred for both public offerings were $4,689.

9.2 Reserves

Common Share Purchase Warrants and Options

The following outlines the movements of the Company's warrants and share options:

	Warrants	Share Options	Total
	($)	($)	($)
Balance, as at April 30, 2022	4,430	1,058	5,488
Common shares issued upon exercise of warrants	(48)	—	(48)
Common shares issued upon exercise of options	—	(48)	(48)
Share-based compensation	—	927	927
Balance, as at April 30, 2023	4,382	1,937	6,319
Common shares issued upon exercise of warrants	(741)	—	(741)
Share-based compensation	—	738	738
Balance, as at April 30, 2024	3,641	2,675	6,316

During the year ended April 30, 2024, 2,950,094 warrants were exercised, 14,443,854 warrants were outstanding as at April 30, 2024.

As at April 30, 2024, there were 14,348,266 Listed Warrants at an exercise price of $2.00 per common share (Note 1), and 95,588 unlisted common share purchase warrants (the "Unlisted Warrants"). The Unlisted Warrants are exercisable into one common share at an exercise price of $1.40 per share until December 6, 2024.

Subsequent to April 30, 2024, 747,200 Listed Warrants were exercised for $1,494 and 95,588 Unlisted Warrants were exercised for $134.

9. Issued Capital (continued)

9.2 Reserves (continued)

Share Options

The following outlines movements of the Company's share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at April 30, 2023	1,196,000	3.50
Granted	501,300	3.03
Balance at April 30, 2024	1,697,300	3.36

On August 21, 2023 and August 29, 2023, the Company granted 418,800 and 32,500 share options at an exercise price of $2.92 per share and $3.30 per share to certain directors, officers, employees and consultants of the Company, respectively. These options are valid for a period of five years. The options will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

On November 8, 2023, the Company granted 50,000 share options at an exercise price of $3.76 per share to a consultant of the Company. These options are valid for a period of three years. The options will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 4, 8 and 12 months thereafter.

The weighted average fair value of the share options granted was $1.69 per share and it was estimated at the date of grants using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	4.28%
Expected life (years)	3.90
Expected volatility	71.46%
Expected dividend yield	0.00%
Estimated forfeiture rate	4.55%

As there is insufficient trading history of the Company's common shares prior to the date of grant on August 21, 2023 and August 29, 2023, the expected volatility is based on the historical share price volatility of a group of comparable companies in the sector in which the Company operates over a period similar to the expected life of the share options.

9. Issued Capital (continued)

9.2 Reserves (continued)

A summary of share options outstanding and exercisable at April 30, 2024, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
5.46	40,000	5.46	2.38	40,000	5.46	2.38
4.93	5,000	4.93	2.71	5,000	4.93	2.71
4.20	1,000	4.20	3.36	1,000	4.20	3.36
4.10	50,000	4.10	2.08	50,000	4.10	2.08
3.76	50,000	3.76	2.53	25,000	3.76	2.53
3.49	612,500	3.49	2.08	612,500	3.49	2.08
3.31	100,000	3.31	1.04	100,000	3.31	1.04
3.31	332,500	3.31	3.04	332,500	3.31	3.04
3.30	32,500	3.30	4.33	16,250	3.30	4.33
3.26	25,000	3.26	3.14	25,000	3.26	3.14
3.15	5,000	3.15	3.48	5,000	3.15	3.48
2.92	418,800	2.92	4.31	209,400	2.92	4.31
2.88	25,000	2.88	3.19	25,000	2.88	3.19
	1,697,300	$3.36	2.86	1,446,650	$3.42	2.64

The amount of share-based compensation expense recognized during the year ended April 30, 2024 was $738 (2023: $927).

9.3 Earnings (Loss) Per Share

For the year ended April 30, 2023, the Company's outstanding warrants and share options were not included in the calculation of diluted loss per share as they were anti-dilutive.

	For the year ended April 30,
	2024	2023
	($)	($)
Net income (loss)	9,780	(5,843)

Basic weighted average number of common shares	108,639,674	97,948,882
Basic earnings (loss) per share	0.09	(0.06)

Effect of dilutive securities
Warrants	6,628,962	—
Share options	62,510	—
Diluted weighted average number of common shares	115,331,146	97,948,882
Diluted earnings (loss) per share	0.08	(0.06)

9. Issued Capital (continued)

9.4 Long Term Incentive Plan

The Company has adopted the long term incentive plan (the "LTIP") which provides that the Board of Directors may, from time to time, in its discretion, grant awards of restricted share units, performance share units, deferred share units, options and stock appreciation rights to directors, key employees and consultants. The LTIP is available to directors, key employees and consultants of the Company, as determined by the Board of Directors. The aggregate number of common shares issuable under the LTIP in respect of awards shall not exceed 10,775,285 common shares. As at April 30, 2024, 1,926,000 share options were granted and 8,887,985 common shares remain available for issuance under the LTIP.

So long as it may be required by the rules and policies of the Exchange: (a) the total number of common shares issuable to any participant under the LTIP, at any time, together with common shares reserved for issuance to such participant under any other security-based compensation arrangements of the Company, shall not exceed 5% of the issued and outstanding common shares; (b) the total number of common shares issuable to insiders within any one-year period and at any given time under the LTIP, together with any other security-based compensation arrangement of the Company, shall not exceed 10% of the issued and outstanding common shares; and (c) the total number of common shares issuable to non-executive directors (excluding the Chair of the Board, if any) under the LTIP shall not exceed 3% of the issued and outstanding common shares.

The number of options to be granted, the exercise price(s) and the time(s) at which an option may be exercised shall be determined by the Board, in its sole discretion, provided that the exercise price of options shall not be lower than the exercise price permitted by the Exchange, and further provided that the term of any option shall not exceed ten years. So long as it may be required by the rules and policies of the Exchange: (a) options shall not be granted if the exercise thereof would result in the issuance of more than 2% of the issued common shares in any twelve-month period to any one consultant or to persons conducting investor relations activities; and (b) the grant value of common shares issued or reserved for issuance pursuant to options granted under the LTIP to any one non-executive director (excluding the Chair of the Board, if any) plus the number of common shares that are reserved at that time for issue or are issuable to such non-executive director pursuant to any other security-based compensation agreement shall not exceed $100,000 in any fiscal year, calculated by the Company as of the grant date. All options granted under the LTIP to persons providing investor relations activities will vest and become exercisable over a period of not less than twelve months, with no more than one quarter of such options vesting and becoming exercisable in any three month period.